RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exchange rate risk
Assets	$ 4,108,605,647	$ 4,054,543,851
Liabilities	3,465,798,772	3,540,634,472
Exchange rate risk
Exchange rate risk
Assets	954,421,790	645,250,903
Liabilities	937,046,321	565,095,786
Derivatives	131,633	345,005
Net position	17,507,102	80,500,122
Exchange rate risk | US Dollar
Exchange rate risk
Assets	944,735,483	624,189,021
Liabilities	928,711,808	552,973,595
Derivatives	131,633	345,005
Net position	16,155,308	71,560,431
Exchange rate risk | Euro
Exchange rate risk
Assets	6,569,091	12,864,044
Liabilities	8,259,117	11,981,405
Net position	(1,690,026)	882,639
Exchange rate risk | Other
Exchange rate risk
Assets	3,117,216	8,197,838
Liabilities	75,396	140,786
Net position	$ 3,041,820	$ 8,057,052